Pensions and Other Postretirement Benefits (Expected Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Pensions [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2020	$ 1,056
2021	1,060
2022	1,058
2023	1,053
2024	1,046
Years 2025 to 2029	5,119
Other postretirement benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2020	16
2021	15
2022	14
2023	14
2024	13
Years 2025 to 2029	$ 60